UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.1	36.3
Escrowed/Pre-Refunded	15.6	12.2
Water & Sewer	11.5	12.8
Health Care	9.7	13.4
Special Tax	5.8	5.6
Average Years to Maturity as of June 30, 2003
		6 months ago
Years	12.9	13.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2003
6 months ago
Years	6.9	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
AAA 83.6%	AAA 79.1%
AA,A 14.2%	AA,A 17.1%
BBB 1.0%	BBB 1.0%
BB and Below 0.0%	BB and Below 0.0%
Not Rated 0.6%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Michigan Municipal Income Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value (Note 1)
Michigan - 98.8%
Anchor Bay School District 2000 School Bldg. & Site:
Series II, 5.7% 5/1/25 (FGIC Insured) (Pre-Refunded to 5/1/10 @ 100) (c)	$ 1,250,000	$ 1,478,925
Series III, 5.25% 5/1/31	9,300,000	9,860,883
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	3,187,000	4,407,207
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,065,343
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,304,016
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,196,700
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,201,645
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,120,000	1,236,178
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,211,276
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,231,030
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	2,031,746
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,138,674
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,141,300
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,342,714
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,222,160
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,380,496
Comstock Pub. Schools 0% 5/1/05 (FSA Insured)	1,300,000	1,258,335
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,344,185
5.5% 5/1/18	1,220,000	1,368,803
5.5% 5/1/19	1,245,000	1,385,523
5.5% 5/1/20	1,245,000	1,375,314
5.5% 5/1/21	1,250,000	1,379,925
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,230,229
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	1,000,000	1,097,000
Detroit City School District Series 2003 B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,510,144
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	12,700,000	12,999,847
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Gen. Oblig.:
(Distributable State Aid Proj.):
5.2% 5/1/07 (AMBAC Insured)	$ 4,000,000	$ 4,478,720
5.25% 5/1/09 (AMBAC Insured)	4,500,000	5,153,580
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,970,954
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,686,240
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,393,375
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	10,000,000	11,428,300
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,374,028
5% 7/1/24 (FSA Insured)	1,000,000	1,046,850
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,414,825
5.75% 7/1/26 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (c)	10,000,000	11,863,400
Series B, 6.25% 7/1/07 (MBIA Insured)	2,130,000	2,476,764
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/30 (FGIC Insured)	5,500,000	5,705,975
5.25% 7/1/33 (FGIC Insured)	6,325,000	6,737,580
5.5% 7/1/15 (FGIC Insured)	3,675,000	4,176,197
5.875% 7/1/22 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (c)	5,000,000	5,968,650
5.875% 7/1/29 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (c)	3,000,000	3,581,190
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	11,041,900
6.5% 7/1/15 (FGIC Insured)	6,000,000	7,709,159
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,101,801
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,145,000	1,219,150
5.375% 5/1/19	1,000,000	1,088,240
East China School District 5.5% 5/1/17	1,775,000	2,014,856
East Grand Rapids Pub. School District 5.5% 5/1/17	1,690,000	1,906,371
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,459,935
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,358,188
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	458,707
Ferndale Gen. Oblig.:
4.5% 4/1/11 (FGIC Insured)	1,335,000	1,456,271
5% 4/1/12 (FGIC Insured)	1,550,000	1,747,982
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Flat Rock Cmnty. School District 5% 5/1/25	$ 1,000,000	$ 1,045,330
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,341,384
5.5% 5/1/21	1,200,000	1,314,888
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,158,540
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,393,795
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,352,440
Greater Detroit Resource Recovery Auth. Rev.:
Series A, 6.25% 12/13/05 (AMBAC Insured)	4,000,000	4,477,920
Series B, 6.25% 12/13/05 (AMBAC Insured)	2,000,000	2,238,960
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,563,975
Hastings School District 5.625% 5/1/18 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (c)	485,000	528,049
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	899,254
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,187,960
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	1,989,500
0% 5/1/11 (FGIC Insured)	5,830,000	4,429,284
0% 5/1/12 (FGIC Insured)	1,420,000	1,026,504
0% 5/1/20 (FGIC Insured) (Pre-Refunded to 5/1/06 @ 36.7422) (c)	9,000,000	3,154,050
5.25% 5/1/14	1,645,000	1,886,420
5.25% 5/1/16	2,450,000	2,742,310
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,298,303
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,313,806
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,569,584
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,641,987
5.375% 1/15/12	2,505,000	2,719,052
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,127,290
5.375% 5/1/20	1,000,000	1,112,280
Lake Orion Cmnty. School District:
Series A, 5.85% 5/1/16 (FGIC Insured)	3,840,000	4,578,893
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,150,000	1,222,818
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Lakeshore Pub. Schools (Berrien County Proj.) 6.8% 5/1/06 (MBIA Insured)	$ 1,000,000	$ 1,146,470
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,162,040
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,936,146
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,166,319
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,182,093
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	7,000,000	8,052,450
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	2,750,000	3,074,143
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,694,097
5.25% 5/15/15 (FSA Insured)	2,610,000	2,947,969
5.25% 5/15/16 (FSA Insured)	3,850,000	4,323,589
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,459,060
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,239,790
Michigan Hosp. Fin. Auth. Hosp. Rev.: (Ascension Health Cr. Group Proj.) Series A:
5.75% 11/15/18 (MBIA Insured) (Pre-Refunded to 11/15/09 @ 101) (c)	5,000,000	6,009,850
6% 11/15/19 (MBIA Insured) (Pre-Refunded to 11/15/09 @ 101) (c)	17,000,000	20,682,531
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (c)	3,030,000	3,708,569
(Crittenton Hosp. Proj.) Series A:
5.25% 3/1/14	6,520,000	6,693,236
5.5% 3/1/13	455,000	499,240
5.5% 3/1/14	1,300,000	1,419,457
5.5% 3/1/15	1,985,000	2,140,426
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (c)	1,485,000	1,558,314
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,136,900
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,176,380
Series A, 6% 11/15/19	1,945,000	2,085,565
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	9,250,000	9,463,305
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (c)	2,500,000	2,690,350
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Mercy Health Svcs. Proj.): - continued
Series Q:
5.25% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (c)	$ 2,195,000	$ 2,420,953
5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (c)	2,450,000	2,636,543
6% 8/15/08 (AMBAC Insured) (Escrowed to Maturity) (c)	1,130,000	1,277,974
6% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (c)	1,265,000	1,416,332
Series R, 5.375% 8/15/16 (AMBAC Insured) (Escrowed to Maturity) (c)	2,500,000	2,749,975
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,228,700
(Presbyterian Villages Proj.):
6.4% 1/1/15	1,000,000	946,870
6.5% 1/1/25	2,975,000	2,756,843
(Saint John Hosp. & Med. Ctr. Proj.) Series A:
6% 5/15/08 (AMBAC Insured) (Escrowed to Maturity) (c)	1,615,000	1,903,245
6% 5/15/09 (AMBAC Insured) (Escrowed to Maturity) (c)	1,710,000	2,044,955
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (MBIA Insured) (Escrowed to Maturity) (c)	570,000	648,848
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,484,464
5.625% 11/15/31	4,500,000	4,635,585
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,670,663
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	4,150,000	4,267,155
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series A, 5.15% 12/1/26 (AMBAC Insured) (b)	370,000	372,975
Series C:
5.95% 12/1/14	2,500,000	2,623,525
6% 12/1/16	1,570,000	1,648,422
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/05 (FGIC Insured)	1,855,000	1,774,864
0% 12/1/06 (FGIC Insured)	5,000,000	4,657,650
0% 12/1/07 (FGIC Insured)	5,340,000	4,804,131
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,013,800
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.): - continued
Series CA:
0% 6/15/07 (FSA Insured)	$ 5,165,000	$ 4,694,830
0% 6/15/13 (FSA Insured)	3,850,000	2,642,448
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	902,809
7.5% 11/1/09 (AMBAC Insured)	55,000	55,273
5% 10/1/23	5,000,000	5,262,600
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,274,920
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (a)(b)	3,000,000	3,048,450
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,073,770
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,570,050
Series BB:
7% 7/15/08 (MBIA Insured)	2,000,000	2,434,400
7% 5/1/21 (AMBAC Insured)	8,500,000	11,313,245
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (a)(b)	2,000,000	2,043,680
Michigan Trunk Line Fund:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,717,963
5.5% 11/1/16	7,000,000	8,339,800
5.25% 10/1/16 (FSA Insured)	3,000,000	3,382,410
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,733,797
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,148,584
5.5% 5/1/19	1,090,000	1,210,750
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,531,598
Mount Clemens Cmnty. School District:
0% 5/1/17 (MBIA Insured) (Pre-Refunded to 5/1/07 @ 50.5287) (c)	5,000,000	2,333,200
5.5% 5/1/16	1,000,000	1,130,230
Muskegon County Wastewtr. Mgmt. Sys. #1 5% 7/1/06 (FSA Insured) (b)	1,000,000	1,087,080
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,000,000	2,249,360
5.625% 11/1/30 (MBIA Insured)	1,500,000	1,636,590
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,807,225
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Okemos Pub. School District: - continued
0% 5/1/13 (MBIA Insured)	$ 1,700,000	$ 1,172,184
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,630,004
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,337,882
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	2,175,000	2,430,236
5.5% 5/1/11 (FGIC Insured)	2,350,000	2,625,773
5.5% 5/1/14 (FGIC Insured)	3,075,000	3,400,151
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,160,150
5.5% 5/1/16	1,000,000	1,136,210
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,731,858
5.25% 5/1/16	1,175,000	1,315,048
5.25% 5/1/17	2,125,000	2,355,286
5.25% 5/1/18	2,175,000	2,394,545
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,308,760
River Rouge School District:
5% 5/1/19 (FGIC Insured)	7,690,000	8,317,350
5.25% 5/1/15 (FGIC Insured)	2,345,000	2,662,138
Rochester Cmnty. School District Series II, 5.5% 5/1/16	1,125,000	1,285,729
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	3,610,000	3,408,634
Royal Oak City School District (School Bldg. & Site Proj.) 0% 5/1/05 (AMBAC Insured)	3,000,000	2,903,850
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,095,320
5.5% 1/1/14	4,000,000	4,213,560
South Haven Pub. Schools:
5% 5/1/20 (FSA Insured)	1,450,000	1,551,587
5% 5/1/21 (FSA Insured)	1,450,000	1,539,523
5% 5/1/22 (FSA Insured)	1,350,000	1,425,546
South Lyon Cmnty. Schools (School Bldg. and Site Prog.):
5.25% 5/1/15 (FGIC Insured)	1,000,000	1,130,990
5.25% 5/1/16 (FGIC Insured)	2,275,000	2,548,068
South Redford School District 6.65% 5/1/06 (FGIC Insured)	1,150,000	1,313,691
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	$ 1,425,000	$ 1,561,344
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,128,341
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,124,927
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,117,957
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,112,166
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	5,071,255
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,400,000	1,513,792
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,318,810
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,838,406
5% 10/1/23 (MBIA Insured)	1,920,000	2,014,886
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,348,575
Utica Cmnty. Schools:
5.25% 5/1/15	725,000	819,134
5.375% 5/1/16	2,250,000	2,547,293
5.5% 5/1/17	1,000,000	1,130,020
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,641,189
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	1,000,000	1,162,650
5.75% 5/1/16 (FGIC Insured)	1,000,000	1,154,650
Wayne Charter County Arpt. Rev. (Detroit Metro. Wayne County Arpt. Proj.):
Series A, 5.25% 12/1/12 (MBIA Insured) (b)	2,500,000	2,716,000
Series C, 5.25% 12/1/13 (MBIA Insured)	2,000,000	2,063,980
Wayne County Bldg. Auth. Series 1996 A, 6.5% 6/1/06 (MBIA Insured)	2,130,000	2,432,865
West Ottawa Pub. School District:
(School Bldg. & Site Proj.) 0% 5/1/06 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 95.9187) (c)	4,110,000	3,843,713
Series A, 5.375% 5/1/13	1,000,000	1,158,910
0% 5/1/15 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 49.088) (c)	10,000,000	4,786,200
5.25% 5/1/10 (FGIC Insured)	850,000	948,626
5.25% 5/1/10 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 100) (c)	2,025,000	2,279,036
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Series 2001, 5.25% 1/1/09 (MBIA Insured)	$ 1,200,000	$ 1,364,952
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,146,770
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,850,604
Woodhaven Brownstown School District County of Wayne 5.375% 5/1/18 (FSA Insured)	1,875,000	2,105,738
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,151,840
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,932,718
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,850,076
		594,622,681
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,649,225
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	990,000	999,059
		3,648,284
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $548,538,562)	598,270,965
NET OTHER ASSETS - 0.6%	3,482,367
NET ASSETS - 100%	$ 601,753,332
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.775% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Sept. 2023	$ 3,000,000	$ (36,249)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.1%
Escrowed/Pre-Refunded	15.6
Water & Sewer	11.5
Health Care	9.7
Special Tax	5.8
Others* (individually less than 5%)	15.3
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $75,575,266 and $54,216,042, respectively.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $9,213,000 of which $7,257,000 and $1,956,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $548,538,562) - See accompanying schedule		$ 598,270,965
Cash		1,122,600
Receivable for fund shares sold		329,333
Interest receivable		6,777,437
Other receivables		5,068
Total assets		606,505,403

Liabilities
Payable for investments purchased	$ 3,380,807
Payable for fund shares redeemed	447,992
Distributions payable	617,320
Unrealized loss on swap agreements	36,249
Accrued management fee	192,564
Other payables and accrued expenses	77,139
Total liabilities		4,752,071

Net Assets		$ 601,753,332
Net Assets consist of:
Paid in capital		$ 556,809,751
Undistributed net investment income		161,579
Accumulated undistributed net realized gain (loss) on investments		(4,914,152)
Net unrealized appreciation (depreciation) on investments		49,696,154
Net Assets, for 48,685,482 shares outstanding		$ 601,753,332
Net Asset Value, offering price and redemption price per share ($601,753,332 ÷ 48,685,482 shares)		$ 12.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)
Investment Income
Interest		$ 13,770,595
Expenses
Management fee	$ 1,117,791
Transfer agent fees	220,513
Accounting fees and expenses	84,803
Non-interested trustees' compensation	1,434
Custodian fees and expenses	4,666
Registration fees	16,765
Audit	25,419
Legal	4,336
Miscellaneous	78
Total expenses before reductions	1,475,805
Expense reductions	(56,614)	1,419,191
Net investment income (loss)		12,351,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,732,010
Swap agreements	(64,995)
Total net realized gain (loss)		4,667,015
Change in net unrealized appreciation (depreciation) on: Investment securities	10,569,115
Swap agreements	(36,249)
Total change in net unrealized appreciation (depreciation)		10,532,866
Net gain (loss)		15,199,881
Net increase (decrease) in net assets resulting from operations		$ 27,551,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,351,404	$ 24,393,366
Net realized gain (loss)	4,667,015	4,397,145
Change in net unrealized appreciation (depreciation)	10,532,866	21,665,043
Net increase (decrease) in net assets resulting from operations	27,551,285	50,455,554
Distributions to shareholders from net investment income	(12,330,168)	(24,298,896)
Share transactions Net proceeds from sales of shares	48,879,564	118,270,456
Reinvestment of distributions	8,560,966	16,612,108
Cost of shares redeemed	(43,152,537)	(94,336,208)
Net increase (decrease) in net assets resulting from share transactions	14,287,993	40,546,356
Redemption fees	2,448	5,187
Total increase (decrease) in net assets	29,511,558	66,708,201

Net Assets
Beginning of period	572,241,774	505,533,573
End of period (including undistributed net investment income of $161,579 and undistributed net investment income of $175,019, respectively)	$ 601,753,332	$ 572,241,774
Other Information Shares
Sold	4,008,562	10,028,699
Issued in reinvestment of distributions	701,389	1,405,928
Redeemed	(3,534,923)	(8,004,894)
Net increase (decrease)	1,175,028	3,429,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.47	$ 11.48	$ 10.87	$ 11.72	$ 11.63
Income from Investment Operations
Net investment income (loss)	.256 D	.532 D	.552 D,F	.570D	.551	.557
Net realized and unrealized gain (loss)	.320	.568	(.010) F	.610	(.850)	.093
Total from investment operations	.576	1.100	.542	1.180	(.299)	.650
Distributions from net investment income	(.256)	(.530)	(.552)	(.570)	(.551)	(.557)
Distributions in excess of net investment income	-	-	-	-	-	(.003)
Total distributions	(.256)	(.530)	(.552)	(.570)	(.551)	(.560)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	-	-	-
Net asset value, end of period	$ 12.36	$ 12.04	$ 11.47	$ 11.48	$ 10.87	$ 11.72
Total ReturnB, C	4.83%	9.78%	4.77%	11.19%	(2.63)%	5.71%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.50%	.50%	.51%	.52%	.56%
Expenses net of voluntary waivers, if any	.51% A	.50%	.50%	.51%	.52%	.55%
Expenses net of all reductions	.49% A	.48%	.44%	.45%	.52%	.55%
Net investment income (loss)	4.25% A	4.51%	4.76%F	5.17%	4.86%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,753	$ 572,242	$ 505,534	$ 458,910	$ 425,130	$ 479,935
Portfolio turnover rate	19% A	17%	19%	18%	19%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/03	% of fund's investments 12/31/02	% of fund's investments 6/30/02
0 - 30	89.3	84.5	89.2
31 - 90	4.2	3.7	2.5
91 - 180	4.9	2.3	5.0
181 - 397	1.6	9.5	3.3
Weighted Average Maturity
	6/30/03	12/31/02	6/30/02
Fidelity Michigan Municipal Money Market Fund	19 Days	34 Days	23 Days
All Tax-Free Money Market Funds Average *	44 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Variable Rate Demand Notes (VRDNs) 84.3%	Variable Rate Demand Notes (VRDNs) 80.5%
Commercial Paper (including CP Mode) 1.0%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 3.3%	Tender Bonds 3.4%
Municipal Notes 2.5%	Municipal Notes 3.1%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 2.4%
Other Investments 5.4%	Other Investments 6.1%
Net Other Assets 1.2%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value (Note 1)
Michigan - 95.5%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,170,000	$ 5,170,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.08%, LOC Northern Trust Co., Chicago, VRDN (a)	5,305,000	5,305,000
Detroit City School District Participating VRDN:
ROC II R1033, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,710,000	3,710,000
Series PT 1805, 1.06% (Liquidity Facility WestLB AG) (a)(e)	1,105,000	1,105,000
Series PT 1844, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000,000	3,000,000
Series Putters 326, 1.05% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,095,000	5,095,000
Series ROC II R4004, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,800,000	5,800,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,500,000	2,500,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series 2002 G, 1.06% (Liquidity Facility Bank of America NA) (a)(e)	8,520,000	8,520,000
Series Merlots 00 I, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,300,000	9,300,000
Series Merlots 01 A103, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,030,000	10,030,000
Series Merlots 01 A112, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,155,000	5,155,000
Series ROC II R116, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,965,000	5,965,000
Series SGB 47, 1.05% (Liquidity Facility Societe Generale) (a)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series 2003 C, 2% 7/1/03 (MBIA Insured)	1,000,000	1,000,000
Participating VRDN:
Series Merlots 00 D, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,500,000	4,500,000
Series MS 782, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	4,000,000	4,000,000
Series PA 1151, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,800,000	5,800,000
Series Putters 200, 1.05% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,370,000	5,370,000
Series Putters 345, 1.05% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750,000	3,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Participating VRDN:
Series SG 64, 1.03% (Liquidity Facility Societe Generale) (a)(e)	$ 5,500,000	$ 5,500,000
Series SGB 6, 1.05% (Liquidity Facility Societe Generale) (a)(e)	7,570,000	7,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 1.05% (Liquidity Facility Societe Generale) (a)(e)	6,000,000	6,000,000
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,640,000	2,640,000
Genesee County Economic Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
Georgetown Charter Township Indl. Dev. Rev. (J&F Steel Corp. Proj.) Series 1989, 1.03%, LOC Societe Generale, VRDN (a)(d)	1,000,000	1,000,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 1.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,655,000	6,655,000
Holland Elec. Rev. Bonds Series A, 2% 7/1/03	2,430,000	2,430,000
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	3,195,000	3,195,000
Lake Orion Cmnty. School District Participating VRDN Series II R127, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,540,000	2,540,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series I, 4.5% 10/15/03	4,355,000	4,388,919
Series III, 2% 10/15/03	3,960,000	3,967,967
(State Police Communications Sys. Phase II Proj.) 2.25% 10/1/03	2,190,000	2,195,572
Series I, 6.25% 10/1/03 (AMBAC Insured)	4,000,000	4,049,180
Participating VRDN:
Series AAB 02 35, 1.05% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	5,600,000	5,600,000
Series EGL 01 2202, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	3,000,000	3,000,000
Series MS 00 481X, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	9,670,000	9,670,000
Series ROC II R220, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Comprehensive Trans. Rev. Bonds Series A, 5% 5/15/04	$ 2,350,000	$ 2,435,386
Michigan Gen. Oblig. Participating VRDN:
Series Putters 125, 1.05% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	9,225,000	9,225,000
Series ROC II R78, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,325,000	7,325,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,420,000	7,420,000
1% (AMBAC Insured), VRDN (a)(d)	15,000,000	15,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series 1997 X, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,700,000	3,700,000
(Health Care Equip. Ln. Prog.) Series 2003 C, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,500,000	12,500,000
(Healthcare Equip. Ln. Prog.) Series B, 1.1%, LOC Standard Fed. Bank, VRDN (a)	6,000,000	6,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	3,580,000	3,580,000
Michigan Hosp. Fin. Auth. Rev. Series 2002 B, 1.1%, LOC Standard Fed. Bank, VRDN (a)	2,300,000	2,300,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 1.05% tender 8/14/03, LOC Landesbank Hessen-Thuringen, CP mode (d)	5,700,000	5,700,000
(Hunt Club Apts. Proj.) 1.1%, LOC Comerica Bank, Detroit, VRDN (a)(d)	6,000,000	6,000,000
(Lexington Place Apts. Proj.) Series 1999 A, 1.03%, LOC Bank of America NA, VRDN (a)(d)	7,520,000	7,520,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds:
Series 2002 D, 1.4%, tender 12/1/03 (a)(d)	4,500,000	4,500,000
Series 2003 A, 1.08%, tender 6/1/04 (a)(d)	5,700,000	5,700,000
Participating VRDN:
Series PA 635R, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	660,000	660,000
Series PT 01 556, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	3,630,000	3,630,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
Participating VRDN:
Series MS 718, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	$ 13,017,500	$ 13,017,500
Series MSTC 02 204, 1.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,395,000	10,395,000
Series Putters 287, 1.03% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,995,000	2,995,000
RAN:
Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	9,500,000	9,509,940
3% 7/2/03, LOC JPMorgan Chase Bank	5,000,000	5,000,189
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PT 1769, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,210,000	5,210,000
Michigan Strategic Fund Indl. Dev. Rev.:
(Althaus Family Investors II Proj.) Series 1997, 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,100,000	2,100,000
(C-Tec, Inc. Proj.) 1.05%, LOC Suntrust Bank, VRDN (a)(d)	1,500,000	1,500,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	2,000,000	2,000,000
(BC&C Proj.) 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 1.25%, LOC Bank One NA, VRDN (a)(d)	3,500,000	3,500,000
(Biewer of Lansing LLC Proj.) Series 1999, 1.2%, LOC Standard Fed. Bank, VRDN (a)(d)	1,620,000	1,620,000
(Bosal Ind. Proj.) Series 1998, 1.1%, LOC Bank of New York NA, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,000,000	2,000,000
(Conti Properties LLC Proj.) Series 1997, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,920,000	2,920,000
(Creative Foam Corp. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,200,000	1,200,000
(Doss Ind. Dev. Co. Proj.) 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,500,000	2,500,000
(Fintex LLC Proj.) Series 2000, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,750,000	3,750,000
(Future Fence Co. Proj.) 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,600,000	2,600,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (a)(d)	2,230,000	2,230,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	$ 2,350,000	$ 2,350,000
(Ideal Steel & Bldg.Supply Proj.) 1.05%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,300,000	3,300,000
(John H. Dekker & Sons Proj.) Series 1998, 1.14%, LOC Standard Fed. Bank, VRDN (a)(d)	1,200,000	1,200,000
(K&M Engineering, Inc. Proj.) 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,860,000	1,860,000
(LPB LLC Proj.) 1.25%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,500,000	3,500,000
(Majestic Ind., Inc. Proj.) 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,535,000	2,535,000
(Mans Proj.) Series 1998, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,570,000	2,570,000
(Mid-American Products, Inc. Proj.) Series 1998 1.21%, LOC Standard Fed. Bank, VRDN (a)(d)	2,145,000	2,145,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,470,000	2,470,000
(Pioneer Laboratories, Inc. Proj.) 1.05%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,500,000	1,500,000
(Prime Acquisition LLC Proj.) 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,055,000	4,055,000
(Republic Svcs., Inc. Proj.) 1.05%, LOC Bank of America NA, VRDN (a)(d)	11,485,000	11,485,000
(Rochester Gear, Inc. Proj.) Series 1995, 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,950,000	3,950,000
(S&S LLC Proj.) Series 2000, 1.29%, LOC Standard Fed. Bank, VRDN (a)(d)	3,725,000	3,725,000
(TEI Invts. LLC Proj.) Series 1997, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 1.14%, LOC Nat'l. City Bank, VRDN (a)(d)	2,640,000	2,640,000
(Templeton Properties LLC Proj.) Series 2000, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,800,000	1,800,000
(The Monarch Press, Inc. Proj.) Series 2000, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,940,000	1,940,000
(The Spiratex Co. Proj.) Series 1994, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
(Trilan LLC Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,000,000	4,000,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(d)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Vent-Rite Valve Corp. Proj.) 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 1,125,000	$ 1,125,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.2%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,550,000	3,550,000
(Wayland Enterprises Proj.) Series 1999, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,000,000	3,000,000
(Whitehall Products LLC Proj.) Series 2000, 1.06%, LOC Lasalle Bank NA, VRDN (a)(d)	2,810,000	2,810,000
(Windcrest Properties LLC Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,600,000	4,600,000
(YMCA Metro. Detroit Proj.) Series 2001, 1.08%, LOC Bank One NA, Chicago, VRDN (a)	13,000,000	13,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.55%, VRDN (a)	2,600,000	2,600,000
1.5%, VRDN (a)	2,700,000	2,700,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
(Grayling Gen. Station Proj.) Series 1990, 1.02%, LOC Barclays Bank PLC, VRDN (a)(d)	3,900,000	3,900,000
(Great Lakes Recovery Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
Michigan Trunk Line Fund Bonds 3% 10/1/03	9,140,000	9,175,764
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	8,895,000	8,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.08%, LOC Bank One NA, Chicago, VRDN (a)	12,865,000	12,865,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 1.1%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,900,000	2,900,000
Walled Lake Consolidated School District Participating VRDN Series ROC II R226, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,060,000	3,060,000
Waverly Cmnty. School District Participating VRDN Series PA 761R, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,395,000	5,395,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,465,000	$ 7,465,000
Series MS 98 67, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	11,895,000	11,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,700,000	5,700,000
Woodhaven Brownstown School District County of Wayne Bonds 4.5% 5/1/04 (Michigan Gen. Oblig. Guaranteed)	1,180,000	1,214,304
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 1.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,795,000	3,795,000
		558,104,721
New York - 1.0%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.2% (Liquidity Facility Bank of New York NA) (a)(d)(e)	5,500,000	5,500,000
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 1.07% (b)(c)	13,580,400	13,580,400
TOTAL INVESTMENT PORTFOLIO - 98.8%		577,185,121
NET OTHER ASSETS - 1.2%		7,144,550
NET ASSETS - 100%		$ 584,329,671
Total Cost for Income Tax Purposes $ 577,185,121
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	12/28/00 - 3/4/02	$ 8,895,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,895,000 or 1.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 577,185,121
Cash		2,872,850
Receivable for fund shares sold		5,428,322
Interest receivable		1,908,154
Other receivables		1,472
Total assets		587,395,919

Liabilities
Payable for fund shares redeemed	$ 2,780,868
Distributions payable	5,037
Accrued management fee	183,702
Other payables and accrued expenses	96,641
Total liabilities		3,066,248

Net Assets		$ 584,329,671
Net Assets consist of:
Paid in capital		$ 584,310,993
Accumulated net realized gain (loss) on investments		18,678
Net Assets, for 584,094,081 shares outstanding		$ 584,329,671
Net Asset Value, offering price and redemption price per share ($584,329,671 ÷ 584,094,081 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 3,625,703
Expenses
Management fee	$ 1,105,183
Transfer agent fees	409,122
Accounting fees and expenses	49,723
Non-interested trustees' compensation	1,193
Custodian fees and expenses	4,760
Registration fees	20,965
Audit	20,470
Legal	5,931
Miscellaneous	14
Total expenses before reductions	1,617,361
Expense reductions	(26,651)	1,590,710
Net investment income		2,034,993
Net realized gain (loss) on investment securities		1,771
Net increase in net assets resulting from operations		$ 2,036,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,034,993	$ 5,555,106
Net realized gain (loss)	1,771	144,397
Net increase (decrease) in net assets resulting from operations	2,036,764	5,699,503
Distributions to shareholders from net investment income	(2,034,993)	(5,555,106)
Distributions to shareholders from net realized gain	(115,393)	-
Total distributions	(2,150,386)	(5,555,106)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	615,888,709	1,087,578,173
Reinvestment of distributions	2,103,034	5,440,926
Cost of shares redeemed	(602,310,167)	(1,066,418,797)
Net increase (decrease) in net assets and shares resulting from share transactions	15,681,576	26,600,302
Total increase (decrease) in net assets	15,567,954	26,744,699

Net Assets
Beginning of period	568,761,717	542,017,018
End of period	$ 584,329,671	$ 568,761,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.010	.023	.036	.028	.030
Net realized and unrealized gain (loss)	- E	-	-	-	-	-
Total from investment operations	.004	.010	.023	.036	.028	.030
Distributions from net investment income	(.004)	(.010)	(.023)	(.036)	(.028)	(.030)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.004)	(.010)	(.023)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.37%	1.03%	2.35%	3.69%	2.82%	3.00%
Ratios to Average Net Assets D
Expenses before expense reductions	.56% A	.56%	.56%	.57%	.58%	.60%
Expenses net of voluntary waivers, if any	.56% A	.56%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.55% A	.52%	.52%	.57%	.58%	.59%
Net investment income	.71% A	1.02%	2.32%	3.63%	2.80%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 584,330	$ 568,762	$ 542,017	$ 507,223	$ 444,679	$ 357,354

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan® Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 50,545,553	|
Unrealized depreciation	(387,506)
Net unrealized appreciation (depreciation)	$ 50,158,047
Cost for federal income tax purposes	$ 548,112,918

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the income fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 160,032

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Michigan Municipal Income Fund	$ 4,666	$ 51,948
Fidelity Michigan Municipal Money Market Fund	$ 4,760	$ 21,891

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-USAN-0803
1.787785.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	52.6	52.4
Education	10.8	9.7
Health Care	8.2	6.7
Water & Sewer	7.8	10.0
Electric Utilities	7.7	6.0
Average Years to Maturity as of June 30, 2003
		6 months ago
Years	14.4	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2003
6 months ago
Years	7.1	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
AAA 47.6%	AAA 48.7%
AA,A 45.3%	AA,A 43.1%
BBB 3.7%	BBB 3.7%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Ohio Municipal Income Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value (Note 1)
Ohio - 96.2%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,118,420
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,525,188
Akron Gen. Oblig.:
(Parking Facilities Proj.) 8.75% 11/1/03	160,000	164,066
5.5% 12/1/21	2,000,000	2,195,000
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,450,000	1,610,762
Alliance Wtrwks. Rev. 0% 10/15/06 (FGIC Insured) (Escrowed to Maturity) (d)	765,000	721,525
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,459,038
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,704,096
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,395,358
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,458,900
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,072,250
Buckeye Valley Local School District Delaware County Series A:
5.25% 12/1/20 (MBIA Insured)	1,000,000	1,078,000
6.85% 12/1/15 (MBIA Insured)	2,500,000	3,208,300
Butler County Gen. Oblig.:
5.25% 12/1/15 (MBIA Insured)	1,725,000	1,971,330
5.25% 12/1/16 (MBIA Insured)	1,820,000	2,066,319
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,250,000	2,621,858
Cincinnati City School District 5.25% 6/1/16 (FSA Insured)	1,500,000	1,692,885
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,856,800
5.375% 12/1/20	2,000,000	2,188,400
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,019,160
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,265,860
Cleveland Arpt. Sys. Rev. Series A:
5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,676,790
6% 1/1/10 (FGIC Insured) (c)	2,620,000	2,723,857
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,497,709
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,247,600
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev.:
(First Mtg. Prog.):
Series A:
0% 11/15/08 (MBIA Insured)	$ 5,480,000	$ 4,751,105
0% 11/15/10 (MBIA Insured)	2,685,000	2,100,288
0% 11/15/11 (MBIA Insured)	2,685,000	1,998,526
Sub Series 1, 5.125% 11/15/18 (MBIA Insured)	2,000,000	2,147,820
5.25% 11/15/14 (MBIA Insured)	1,000,000	1,111,160
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,714,449
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,874,487
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	49,884
Columbus Gen. Oblig.:
Series 1, 5.25% 9/15/11	2,000,000	2,055,200
Series 1999 2, 5.5% 6/15/12	4,000,000	4,626,040
County of Mahoning Fixed Rate Hosp. Rev. (Forum Health Obligated Group Proj.) Series 1997 A, 6% 11/15/32	5,000,000	5,247,250
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/08 (MBIA Insured)	4,000,000	3,488,200
0% 10/1/09 (MBIA Insured)	4,200,000	3,497,172
0% 10/1/11 (MBIA Insured)	2,400,000	1,808,712
0% 10/1/12 (MBIA Insured)	1,505,000	1,083,224
0% 10/1/13 (MBIA Insured)	1,500,000	1,028,460
5.75% 12/1/11	4,350,000	5,143,571
5.75% 12/1/12	1,950,000	2,281,695
5.75% 12/1/13	2,210,000	2,605,126
5.75% 12/1/14	1,460,000	1,715,734
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 6% 1/1/21	5,850,000	6,392,354
Delaware City School District:
0% 12/1/09 (FGIC Insured)	1,000,000	828,620
5.5% 12/1/08 (FGIC Insured)	1,400,000	1,536,122
Delaware County Gen. Oblig.:
6% 12/1/25	1,000,000	1,171,980
6.25% 12/1/20	1,250,000	1,496,150
Dublin City School District 0% 12/1/04 (AMBAC Insured)	1,930,000	1,899,564
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	2,000,000	2,387,620
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	$ 2,200,000	$ 2,500,872
Fairfield City School District:
(School Impt. Proj.) 5.25% 12/1/14 (FGIC Insured)	2,430,000	2,757,151
7.45% 12/1/14 (FGIC Insured)	1,000,000	1,333,930
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,235,060
5.5% 12/1/15	1,225,000	1,374,952
5.5% 12/1/16	1,290,000	1,447,909
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,049,040
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,295,737
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,740,094
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,307,470
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	3,000,000	3,072,960
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	642,180
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	2,500,000	2,919,850
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,097,942
5.25% 12/1/17	2,005,000	2,204,237
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,700,000	4,986,982
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,775,080
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,055,040
0% 12/1/11 (FGIC Insured)	3,720,000	2,787,582
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,426,451
Indian Hill Exempt Village School District Hamilton County:
5.25% 12/1/13	2,115,000	2,408,054
5.25% 12/1/14	1,275,000	1,449,662
Kings Local School District 6.1% 12/1/25	6,800,000	8,013,596
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,148,656
Lakewood Gen. Oblig.:
Series A, 6.6% 12/1/11	1,630,000	2,043,335
6.6% 12/1/08	1,525,000	1,841,087
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lakota Local School District:
0% 12/1/05	$ 690,000	$ 660,820
0% 12/1/06	650,000	606,314
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,633,904
Lima Swr. Sys. Rev. Impt. 6.3% 12/1/12 (AMBAC Insured)	2,500,000	2,557,075
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,324,484
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (c)	500,000	503,975
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,368,700
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,278,700
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,360,560
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,089,100
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	12,055,143
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,440,911
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	2,000,000	2,203,660
6% 12/1/26	3,000,000	3,286,650
Newark Gen. Oblig. (Wtr. Sys. Impt. Proj.) 0% 12/1/07 (AMBAC Insured)	455,000	411,129
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	3,000,000	3,068,580
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	4,000,000	4,097,240
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	2,057,360
(Pennsylvania Pwr. Co. Proj.) 3.85%, tender 7/1/04 (b)	6,000,000	6,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	2,155,000	2,457,562
Series A:
4.75% 10/1/17	1,000,000	1,051,630
4.875% 10/1/10	1,000,000	1,090,300
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,880,521
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Prog.):
Series 2001 A, 5.5% 10/1/12 (FSA Insured)	$ 1,000,000	$ 1,164,210
Series A:
5.25% 10/1/17	1,000,000	1,098,820
5.75% 4/1/11	2,865,000	3,362,536
(Juvenile Correctional Bldg. Fund Prog.):
5% 4/1/17 (MBIA Insured)	2,485,000	2,724,827
5.5% 4/1/12	2,960,000	3,437,507
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,287,802
Series A, 5% 4/1/11 (FGIC Insured)	3,000,000	3,399,150
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,905,738
0% 8/1/10	2,000,000	1,581,720
0% 8/1/14	1,375,000	890,753
(Common Schools Proj.) Series A, 5.5% 9/15/16	11,060,000	12,674,421
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,930,000	6,716,674
(Infrastructure Impt. Proj.) 6.65% 9/1/09	1,000,000	1,174,170
(Mental Health Cap. Facilities Proj.):
Series 2001 B, 5% 6/1/09	1,925,000	2,179,812
Series IIA, 5.25% 6/1/17	2,670,000	2,959,028
Series IIB, 5.5% 6/1/15	2,265,000	2,582,847
(Parks & Recreation Cap. Facilities Proj.) Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,340,574
Series 2002 B, 5.25% 11/1/20	2,520,000	2,761,996
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	2,250,000	2,915,933
Series C, 5.125% 10/1/17	2,985,000	3,216,278
6% 10/1/14	1,500,000	1,845,720
6.125% 10/1/15	2,000,000	2,471,440
6.25% 10/1/16	2,500,000	3,108,750
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series A, 6% 7/1/06	1,375,000	1,550,340
(Denison Univ. Proj.):
5.3% 11/1/21	3,775,000	4,146,385
5.5% 11/1/14	1,000,000	1,162,190
(Oberlin College Proj.) 5% 10/1/29	2,000,000	2,071,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	$ 1,505,000	$ 1,506,023
Series C, 4.9% 9/1/26 (c)	670,000	673,739
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,983,221
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,478,674
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,089,130
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	4,000,000	4,244,880
Series A, 5.8% 12/1/29	3,300,000	3,762,858
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,865,600
5.5% 2/15/26	3,700,000	4,008,469
Ohio Univ. Gen. Receipts Athens 5% 12/1/10 (FSA Insured) (a)	1,950,000	2,181,563
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,000,000	2,032,460
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,012,580
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,512,922
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,854,793
5.375% 12/1/17	135,000	151,968
5.375% 12/1/19	3,000,000	3,340,890
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (AMBAC Insured) (Escrowed to Maturity) (d)	1,685,000	2,037,654
5.5% 12/1/18 (AMBAC Insured)	800,000	817,960
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,650,736
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5.25% 6/1/10	3,090,000	3,558,753
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/15	1,205,000	1,366,133
5.25% 12/1/17	1,335,000	1,485,241
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	1,445,000	1,355,526
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Pickerington Local School District:
5.25% 12/1/20 (FGIC Insured)	$ 5,000,000	$ 5,462,400
5.8% 12/1/09 (FGIC Insured)	1,000,000	1,192,430
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,149,063
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,607,415
6.375% 11/15/30	1,000,000	1,065,930
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,129,810
Sharonville Gen. Oblig.:
5.25% 6/1/15 (FGIC Insured)	1,840,000	2,087,186
5.25% 6/1/16 (FGIC Insured)	1,410,000	1,583,162
South-Western City School District Franklin & Pickway County Series A, 6.2% 12/1/06 (AMBAC Insured)	1,000,000	1,029,780
Springboro Cmnty. City School District 0% 12/1/06 (AMBAC Insured)	915,000	855,525
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,794,596
5.25% 12/1/21	1,740,000	1,884,437
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,727,199
Toledo Gen. Oblig. 7.625% 12/1/04 (AMBAC Insured)	1,000,000	1,090,510
Univ. of Akron Gen. Receipts Series A:
5% 1/1/20 (AMBAC Insured)	1,425,000	1,525,562
5% 1/1/21 (AMBAC Insured)	1,510,000	1,603,107
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,211,594
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,511,461
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,147,980
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,576,973
6.1% 12/1/12	500,000	590,220
6.65% 12/1/11	465,000	548,337
Westerville City School District:
Series 2001, 5.5% 12/1/13 (MBIA Insured)	1,250,000	1,444,150
5.5% 12/1/14 (MBIA Insured)	1,430,000	1,646,717
		436,147,269
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 1,000,000	$ 1,130,060
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	3,800,000	4,268,236
		5,398,296
TOTAL MUNICIPAL BONDS (Cost $403,523,556)		441,545,565
Municipal Notes - 0.9%

Ohio - 0.9%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. 3% 7/18/03, CP (Cost $4,300,000)	4,300,000	4,304,429
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $407,823,556)		445,849,994
NET OTHER ASSETS - 1.7%		7,678,100
NET ASSETS - 100%		$ 453,528,094
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	52.6%
Education	10.8
Health Care	8.2
Water & Sewer	7.8
Electric Utilities	7.7
Others* (individually less than 5%)	12.9
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $53,181,141 and $45,092,843, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $407,823,556) - See accompanying schedule		$ 445,849,994
Cash		10,324,114
Receivable for fund shares sold		229,532
Interest receivable		3,336,546
Other receivables		11,145
Total assets		459,751,331

Liabilities
Payable for investments purchased Regular delivery	$ 3,000,000
Delayed delivery	2,122,614
Payable for fund shares redeemed	464,779
Distributions payable	426,568
Accrued management fee	145,134
Other payables and accrued expenses	64,142
Total liabilities		6,223,237

Net Assets		$ 453,528,094
Net Assets consist of:
Paid in capital		$ 413,059,829
Undistributed net investment income		159,120
Accumulated undistributed net realized gain (loss) on investments		2,282,707
Net unrealized appreciation (depreciation) on investments		38,026,438
Net Assets, for 36,818,399 shares outstanding		$ 453,528,094
Net Asset Value, offering price and redemption price per share ($453,528,094 ÷ 36,818,399 shares)		$ 12.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 10,348,122

Expenses
Management fee	$ 842,681
Transfer agent fees	168,000
Accounting fees and expenses	69,796
Non-interested trustees' compensation	1,122
Custodian fees and expenses	3,526
Registration fees	14,711
Audit	24,984
Legal	2,479
Miscellaneous	84
Total expenses before reductions	1,127,383
Expense reductions	(38,318)	1,089,065
Net investment income (loss)		9,259,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,566,320
Change in net unrealized appreciation (depreciation) on investment securities		8,015,291
Net gain (loss)		10,581,611
Net increase (decrease) in net assets resulting from operations		$ 19,840,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,259,057	$ 18,775,062
Net realized gain (loss)	2,566,320	4,327,387
Change in net unrealized appreciation (depreciation)	8,015,291	15,619,238
Net increase (decrease) in net assets resulting from operations	19,840,668	38,721,687
Distributions to shareholders from net investment income	(9,232,109)	(18,686,297)
Distributions to shareholders from net realized gain	(180,367)	(2,874,270)
Total distributions	(9,412,476)	(21,560,567)
Share transactions Net proceeds from sales of shares	28,491,099	73,548,628
Reinvestment of distributions	6,749,542	15,418,496
Cost of shares redeemed	(27,199,817)	(70,428,334)
Net increase (decrease) in net assets resulting from share transactions	8,040,824	18,538,790
Redemption fees	1,679	4,768
Total increase (decrease) in net assets	18,470,695	35,704,678

Net Assets
Beginning of period	435,057,399	399,352,721
End of period (including undistributed net investment income of $159,120 and undistributed net investment income of $140,984, respectively)	$ 453,528,094	$ 435,057,399
Other Information Shares
Sold	2,343,192	6,209,617
Issued in reinvestment of distributions	555,369	1,298,102
Redeemed	(2,240,241)	(5,947,963)
Net increase (decrease)	658,320	1,559,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.54	$ 11.54	$ 10.86	$ 11.74	$ 11.72
Income from Investment Operations
Net investment income (loss)	.254 D	.527 D	.542 D,F	.552 D	.536	.538
Net realized and unrealized gain (loss)	.294	.568	(.002)F	.681	(.857)	.125
Total from investment operations	.548	1.095	.540	1.233	(.321)	.663
Distributions from net investment income	(.253)	(.525)	(.540)	(.553)	(.536)	(.538)
Distributions from net realized gain	(.005)	(.080)	-	-	(.011)	(.105)
Distributions in excess of net realized gain	-	-	-	-	(.012)	-
Total distributions	(.258)	(.605)	(.540)	(.553)	(.559)	(.643)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 12.32	$ 12.03	$ 11.54	$ 11.54	$ 10.86	$ 11.74
Total ReturnB,C	4.61%	9.68%	4.73%	11.68%	(2.83)%	5.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.51% A	.51%	.51%	.52%	.52%	.55%
Expenses net of voluntary waivers, if any	.51% A	.51%	.51%	.52%	.52%	.55%
Expenses net of all reductions	.50% A	.49%	.46%	.46%	.51%	.55%
Net investment income (loss)	4.22% A	4.45%	4.64% F	4.99%	4.71%	4.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,528	$ 435,057	$ 399,353	$ 381,052	$ 352,973	$ 396,166
Portfolio turnover rate	21% A	19%	17%	28%	14%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/03	% of fund's investments 12/31/02	% of fund's investments 6/30/02
0 - 30	82.5	75.6	81.7
31 - 90	4.1	3.8	5.5
91 - 180	8.9	11.0	6.3
181 - 397	4.5	9.6	6.5
Weighted Average Maturity
	6/30/03	12/31/02	6/30/02
Fidelity® Ohio Municipal Money Market Fund	33 Days	51 Days	37 Days
Ohio Tax-Free Money Market Funds Average*	42 Days	49 Days	50 Days

Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Variable Rate Demand Notes (VRDNs) 67.9%	Variable Rate Demand Notes (VRDNs) 75.2%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.8%
Tender Bonds 3.6%	Tender Bonds 3.5%
Municipal Notes 15.0%	Municipal Notes 19.2%
Fidelity Municipal Cash Central Fund 15.1%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 0.9%	Other Investments 1.1%
Net Other Assets** (2.5)%	Net Other Assets 0.2%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.5%
	Principal Amount	Value (Note 1)
Ohio - 87.4%
American Muni. Pwr. BAN (Cleveland Pub. Pwr. Co. Proj.) 1.55% 8/21/03	$ 2,330,000	$ 2,330,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 1.2%, LOC Key Bank NA, VRDN (b)(e)	1,970,000	1,970,000
Bowling Green Gen. Oblig. BAN 2% 9/4/03	4,150,000	4,155,478
Butler County Gen. Oblig. BAN:
1.5% 6/10/04	1,550,000	1,556,493
1.75% 10/16/03	1,275,000	1,275,000
2.1% 9/24/03	1,090,000	1,091,423
Butler County Trans. Impt. District Participating VRDN Series PT 1460, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,100,000	5,100,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)	5,615,000	5,615,000
Cincinnati City School District:
Participating VRDN 1.08% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,885,000	3,885,000
BAN 1.3% 1/20/04 (a)	6,000,000	6,014,760
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.03% (Liquidity Facility Sallie Mae), VRDN (b)(e)	1,000,000	1,000,000
Series 1998 A2, 1.03% (Liquidity Facility Sallie Mae), VRDN (b)(e)	6,500,000	6,500,000
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.08% (AMBAC Insured), VRDN (b)	5,700,000	5,700,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,000,000	3,000,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,500,000	1,500,000
Series SGA 126, 1.05% (Liquidity Facility Societe Generale) (b)(f)	10,685,000	10,685,000
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	4,020,000	4,020,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 1.04% (Liquidity Facility Morgan Stanley) (b)(f)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.1%, LOC Key Bank NA, VRDN (b)	4,800,000	4,800,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.13%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,905,000	6,905,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 1.2%, LOC Bank One NA, VRDN (b)(e)	$ 1,590,000	$ 1,590,000
(Pubco Corp. Proj.) Series 2001, 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	3,350,000	3,350,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 1.18%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,435,000	4,435,000
Dayton Gen. Oblig. BAN:
2% 12/18/03	4,250,000	4,263,676
2% 2/26/04	1,200,000	1,207,368
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.13%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,970,000	3,970,000
Dublin City School District BAN 1.51% 10/15/03	2,000,000	2,002,248
Elyria Gen. Oblig. BAN 2% 12/4/03	5,200,000	5,213,135
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 1.13%, LOC Bank One NA, VRDN (b)	10,435,000	10,435,000
Euclid Gen. Oblig. BAN 2% 3/4/04	2,000,000	2,011,351
Fairborn Gen. Oblig. BAN 2.5% 7/17/03	2,500,000	2,500,938
Fairfield County Gen. Oblig. BAN 1.75% 4/15/04	1,400,000	1,406,547
Franklin County Indl. Dev. Rev. (Inland Products, Inc. Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100,000	100,000
Franklin County Multi-family Rev. (Golf Pointe Apts. Proj.) Series 2000 A, 1.06%, LOC Lasalle Bank NA, VRDN (b)(e)	6,800,000	6,800,000
Geauga County Gen. Oblig. BAN 1.55% 3/4/04	1,200,000	1,202,793
Geauga County Health Care Facilities Rev.:
(Heather Hill Lifecare Proj.) 1.08%, LOC Bank One NA, VRDN (b)	9,720,000	9,720,000
(Montefiore Hsg. Corp. Proj.) Series 2001, 1.1%, LOC Key Bank NA, VRDN (b)	5,945,000	5,945,000
Hamilton County Health Care Facilities Rev. 1.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,250,000	4,250,000
Hamilton County Hosp. Facilities Rev. Series 2002 A, 1.02%, LOC JPMorgan Chase Bank, VRDN (b)	10,000,000	10,000,000
Hamilton County Indl. Dev. Rev. (Metro Containers, Inc. Proj.) 1.2%, LOC Bank One NA, VRDN (b)(e)	290,000	290,000
Hamilton County Swr. Sys. Rev. Participating VRDN Series MSDW 00 272, 1.04% (Liquidity Facility Morgan Stanley) (b)(f)	6,435,000	6,435,000
Independence Gen. Oblig. BAN 1.75% 7/1/04 (a)	2,150,000	2,168,705
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	3,435,000	3,435,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lake County Gen. Oblig. BAN 2% 4/15/04	$ 3,000,000	$ 3,019,905
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,030,000	1,030,000
(Norshar Co. Proj.) 1.2%, LOC Bank One NA, VRDN (b)(e)	3,110,000	3,110,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)	2,500,000	2,500,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 1.2%, LOC Key Bank NA, VRDN (b)(e)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 1.2%, LOC Key Bank NA, VRDN (b)(e)	935,000	935,000
(Rembond Proj.) Series 1996, 1.2%, LOC Bank One NA, VRDN (b)(e)	2,035,000	2,035,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,705,000	2,705,000
(Kettering Affiliated Proj.) 1.1%, LOC Bank One NA, VRDN (b)	2,700,000	2,700,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 1.07%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	4,420,000	4,420,000
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) 4% 9/1/03	3,300,000	3,313,968
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,180,000	4,180,000
(Timken Co. Proj.) 1%, LOC Key Bank NA, VRDN (b)	4,500,000	4,500,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,375,000	5,375,000
Series PA 871R, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,500,000	3,500,000
Series PT 1824, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,400,000	6,400,000
Ohio Gen. Oblig.:
Bonds:
(Revitalization Proj.) Series A, 3% 10/1/03	2,410,000	2,421,475
Series ROC II R208, 1.12%, tender 7/10/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)(g)	2,900,000	2,900,000
Participating VRDN:
Series PT 1808, 1.03% (Liquidity Facility WestLB AG) (b)(f)	2,605,000	2,605,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
Participating VRDN:
Series PT 1823, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,500,000	$ 6,500,000
Series PT 1831, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,650,000	5,650,000
Series Putters 02 306, 1.05% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,390,000	7,390,000
Series ROC II R167, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,035,000	7,035,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 1.04% (Liquidity Facility Morgan Stanley) (b)(f)	9,220,000	9,220,000
(John Carroll Univ. Proj.) Series 2001 B, 1%, LOC Allied Irish Banks PLC, VRDN (b)	1,700,000	1,700,000
(Pooled Fing. Prog.):
Series 1996, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,375,000	2,375,000
Series 1999, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Series A, 0.95%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	4,505,000	4,505,000
Series PT 282, 1.3%, tender 7/17/03 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)(g)	1,620,000	1,620,000
Series PT 567, 1.25%, tender 8/7/03 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	6,205,000	6,205,000
Participating VRDN:
Series BA 00 Q, 1.13% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,710,000	1,710,000
Series BA 01 I, 1.1% (Liquidity Facility Bank of America NA) (b)(e)(f)	5,000,000	5,000,000
Series BA 98 B, 1.13% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,695,000	14,695,000
Series BA 98 Q, 1.13% (Liquidity Facility Bank of America NA) (b)(e)(f)	4,600,000	4,600,000
Series BA 99 Q, 1.13% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,965,000	6,965,000
Series FRRI 25, 1.2% (Liquidity Facility Bank of New York NA) (b)(e)(f)	2,440,000	2,440,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 00 AA, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 5,210,000	$ 5,210,000
Series Merlots 01 A78, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,610,000	3,610,000
Series Merlots 02 A34, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,795,000	3,795,000
Series PA 806, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	810,000	810,000
Series PT 1334, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,160,000	5,160,000
Series PT 228, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,330,000	6,330,000
Series PT 241, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,030,000	6,030,000
Series PT 506, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,230,000	5,230,000
Series PT 582, 1.08% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	2,400,000	2,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.1%, LOC Key Bank NA, VRDN (b)(e)	7,500,000	7,500,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 1.09%, LOC Bank One NA, VRDN (b)(e)	3,015,000	3,015,000
Series B, 1.19%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	485,000	485,000
Series C, 1.19%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
Series D, 1.19%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
(Pine Crossing Apts. Proj.) 1.05%, LOC Lasalle Bank NA, VRDN (b)(e)	5,670,000	5,670,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 1.1%, LOC Nat'l. City Bank, VRDN (b)(e)	125,000	125,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 1.1%, LOC Nat'l. City Bank, VRDN (b)(e)	180,000	180,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 1.1%, LOC Nat'l. City Bank, VRDN (b)(e)	105,000	105,000
(Plasticos Co. Proj.) Series 1989 IIIA, 1.1%, LOC Nat'l. City Bank, VRDN (b)(e)	95,000	95,000
(Standby Screw & Machine Proj.) Series 1991 IA, 1.1%, LOC Nat'l. City Bank, VRDN (b)(e)	170,000	170,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 1.95%, VRDN (b)	$ 4,350,000	$ 4,350,000
Ohio Solid Waste Rev.:
(Pel Technologies LLC Proj.):
Series A2, 1.1%, LOC Key Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Series A3, 1.1%, LOC Key Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Series A4, 1.1%, LOC Key Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Series A5, 1.1%, LOC Key Bank NA, VRDN (b)(e)	1,000,000	1,000,000
(Republic Svcs., Inc. Proj.):
Series 2001, 1.15%, LOC Bank One NA, VRDN (b)(e)	5,400,000	5,400,000
1.05%, LOC Bank One NA, Chicago, VRDN (b)(e)	3,500,000	3,500,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.04% (Liquidity Facility Morgan Stanley) (b)(f)	9,090,000	9,090,000
Ohio Univ. Gen. Receipts Athens BAN:
Series A, 1.55% 1/22/04	2,425,000	2,429,029
1.69% 9/3/03	4,000,000	4,004,067
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.2%, LOC Fleet Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 1.4%, tender 12/1/03, LOC Fleet Nat'l. Bank (b)(e)	5,000,000	5,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.03%, LOC Bank of America NA, VRDN (b)(e)	9,100,000	9,100,000
Perrysburg Gen. Oblig. BAN:
2.05% 11/13/03	11,144,000	11,162,227
2.25% 8/14/03	6,000,000	6,005,338
Port of Greater Cincinnatti Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.05%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	3,295,000	3,295,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 1.08%, LOC Key Bank NA, VRDN (b)	5,185,000	5,185,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.15%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,900,000	1,900,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 1.2%, LOC Bank One NA, VRDN (b)(e)	2,920,000	2,920,000
Salem City Hosp. Facilities Rev. Series 2000, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Shaker Heights Gen. Oblig. BAN:
(Shaker Town Centre Cmnty. Dev. Proj.) 2.25% 7/10/03	$ 3,300,000	$ 3,300,561
1.2% 12/10/03 (a)	14,860,000	14,878,427
1.65% 12/17/03	1,000,000	1,000,912
Solon Gen. Oblig. BAN 2% 12/11/03	1,575,000	1,579,648
Solon Indl. Dev. Rev. (Custom Graphic, Inc. Proj.) Series 1999, 1.25%, LOC Bank One NA, VRDN (b)(e)	3,120,000	3,120,000
Springfield Gen. Oblig. BAN 1.3% 10/1/03	1,140,000	1,140,281
Stark County Gen. Oblig. BAN 1.4% 4/22/04	2,310,000	2,314,602
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.2%, LOC Key Bank NA, VRDN (b)(e)	2,660,000	2,660,000
(Kidd Dev. Proj.) 1.2%, LOC Bank One NA, VRDN (b)(e)	3,145,000	3,145,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	2,000,000	2,000,000
1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	3,020,000	3,020,000
(Kaiser Dev. Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	685,000	685,000
(Keltec, Inc. Proj.) Series 1987, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	180,000	180,000
(Mannix Co. Proj.) Series 1987, 1.25%, LOC Bank One NA, VRDN (b)(e)	985,000	985,000
(Sigma Properties Proj.) Series 2000 B, 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	2,160,000	2,160,000
(Summit Plastic Co. Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	1,350,000	1,350,000
(Triumph Hldgs. Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	1,485,000	1,485,000
Tallmadge Gen. Oblig. BAN 1.75% 3/17/04	2,350,000	2,360,395
Tiffin San. Swr. Impt. BAN Series 2, 2% 12/11/03	1,325,000	1,328,204
Toledo City Svcs. Spl. Assessment Notes 1%, LOC Bank One NA, VRDN (b)	6,600,000	6,600,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	2,545,000	2,545,000
Trumbull County Indl. Dev. Rev. (McDonald Steel Corp. Proj.) Series 1990, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600,000	600,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,800,000	1,800,000
Union County Gen. Oblig. BAN 1.5% 6/10/04	4,225,000	4,240,731
Van Wert County Indl. Dev. Rev. (Toledo Molding & Die, Inc. Proj.) Series 1994, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	470,000	470,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 5,300,000	$ 5,300,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 1.14%, LOC Nat'l. City Bank, VRDN (b)(e)	2,415,000	2,415,000
(Dowa THT America, Inc. Proj.) Series 1999, 1.1%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1.2%, LOC Bank One NA, VRDN (b)(e)	7,200,000	7,200,000
		571,144,685
Other - 15.1%
Fidelity Municipal Cash Central Fund, 1.07% (c)(d)	98,294,500	98,294,500
TOTAL INVESTMENT PORTFOLIO - 102.5%	669,439,185
NET OTHER ASSETS - (2.5)%	(16,145,283)
NET ASSETS - 100%	$ 653,293,902
Total Cost for Income Tax Purposes $ 669,439,185
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity® Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	3/16/01	$ 4,020,000
Ohio Gen. Oblig. Bonds Series ROC II R208, 1.12%, tender 7/10/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	2/26/03	$ 2,900,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 1.55%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	9/25/00	$ 4,505,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 282, 1.3%, tender 7/17/03 (Liquidity Facility Landesbank Hessen-Thuringen)	9/3/99	$ 1,620,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 567, 1.25%, tender 8/7/03 (Liquidity Facility Danske Bank AS)	6/28/01 - 2/4/03	$ 6,205,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,250,000 or 2.9% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $45,000 of which $11,000, $6,000, $20,000 and $8,000 will expire on December 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 669,439,185
Receivable for investments sold		180
Receivable for fund shares sold		8,322,005
Interest receivable		1,884,533
Other receivables		2,506
Total assets		679,648,409

Liabilities
Payable to custodian bank	$ 38
Payable for investments purchased on a delayed delivery basis	23,061,891
Payable for fund shares redeemed	2,984,862
Distributions payable	7,909
Accrued management fee	204,897
Other payables and accrued expenses	94,910
Total liabilities		26,354,507

Net Assets		$ 653,293,902
Net Assets consist of:
Paid in capital		$ 653,338,148
Accumulated net realized gain (loss) on investments		(44,246)
Net Assets, for 653,338,235 shares outstanding		$ 653,293,902
Net Asset Value, offering price and redemption price per share ($653,293,902 ÷ 653,338,235 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 4,072,577

Expenses
Management fee	$ 1,223,493
Transfer agent fees	397,416
Accounting fees and expenses	54,903
Non-interested trustees' compensation	1,331
Custodian fees and expenses	5,557
Registration fees	17,821
Audit	20,681
Legal	4,604
Miscellaneous	14
Total expenses before reductions	1,725,820
Expense reductions	(33,799)	1,692,021
Net investment income		2,380,556
Net realized gain (loss) on investment securities		605
Net increase in net assets resulting from operations		$ 2,381,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,380,556	$ 6,861,515
Net realized gain (loss)	605	28,664
Net increase (decrease) in net assets resulting from operations	2,381,161	6,890,179
Distributions to shareholders from net investment income	(2,380,556)	(6,861,515)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	592,326,384	1,116,923,251
Reinvestment of distributions	2,305,069	6,740,626
Cost of shares redeemed	(593,410,106)	(1,094,222,510)
Net increase (decrease) in net assets and shares resulting from share transactions	1,221,347	29,441,367
Total increase (decrease) in net assets	1,221,952	29,470,031

Net Assets
Beginning of period	652,071,950	622,601,919
End of period	$ 653,293,902	$ 652,071,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.025	.036	.028	.030
Distributions from net investment income	(.004)	(.011)	(.025)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B.C	.37%	1.13%	2.52%	3.71%	2.86%	3.09%
Ratios to Average Net Assets D
Expenses before expense reductions	.54% A	.54%	.55%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.55%	.56%	.57%	.58%
Expenses net of all reductions	.53% A	.51%	.51%	.55%	.56%	.57%
Net investment income	.75% A	1.12%	2.47%	3.64%	2.83%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,294	$ 652,072	$ 622,602	$ 516,018	$ 489,971	$ 400,737

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 38,285,053
Unrealized depreciation	(111,778)
Net unrealized appreciation (depreciation)	$ 38,173,275
Cost for federal income tax purposes	$ 407,676,719

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.12%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 155,502

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

Semiannual Report

	Custody expense reduction	Transfer Agent expense reduction
Spartan Ohio Municipal Income Fund	$ 3,545	$ 34,773
Fidelity Ohio Municipal Money Market Fund	5,403	28,396

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-USAN-0803
1.787787.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.3	33.2
Education	12.9	15.3
Transportation	11.9	11.7
Health Care	11.9	10.2
Water & Sewer	11.6	14.4
Average Years to Maturity as of June 30, 2003
		6 months ago
Years	13.5	13.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2003
6 months ago
Years	6.7	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
AAA 73.3%	AAA 72.2%
AA,A 19.1%	AA,A 20.7%
BBB 7.9%	BBB 7.6%
Not Rated 0.4%	Not Rated 0.5%
Net Other Assets (0.7)%*	Short-Term Investments and Net Other Assets (1.0)%*

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,081,180
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,278,200
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 1999, 6% 1/1/18 (FSA Insured)	700,000	812,350
		4,171,730
Pennsylvania - 97.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,663,740
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,123,870
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,269,320
5.75% 1/1/12 (MBIA Insured) (c)	4,000,000	4,569,240
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,462,090
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	485,864
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,071,590
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,753,059
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,175,674
Allegheny County San. Auth. Swr. Rev.:
Series 2003:
5% 6/1/06 (MBIA Insured)	2,775,000	3,036,461
5.375% 12/1/13 (MBIA Insured)	1,000,000	1,152,850
0% 12/1/12 (FGIC Insured) (Escrowed to Maturity) (d)	2,260,000	1,622,906
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,182,920
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (c)	1,870,000	2,019,637
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	446,865
0% 9/15/28 (FGIC Insured)	1,000,000	280,530
0% 9/15/29 (FGIC Insured)	2,705,000	721,478
0% 11/15/19 (FGIC Insured) (Pre-Refunded to 11/15/07 @ 50.177) (d)	5,650,000	2,583,406
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	10,313,577
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Canon McMillan School District: - continued
Series B, 5.75% 12/1/35 (FGIC Insured)	$ 2,500,000	$ 2,832,900
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,296,420
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	672,246
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,530,272
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,582,872
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,645,850
6% 11/15/30	3,620,000	4,188,195
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,540,470
6% 12/15/20	2,700,000	2,724,300
6.25% 12/15/31	1,000,000	1,012,780
Delaware County Gen. Oblig. Series 1999, 5.125% 10/1/17	1,000,000	1,084,460
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	2,500,000	2,815,425
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,477,583
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,021,760
Fox Chapel Area School District 4.5% 8/15/07 (FSA Insured)	1,000,000	1,100,800
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,905,716
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (MBIA Insured) (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	502,966
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,309,289
Hazleton Area School District 6.5% 3/1/05 (FSA Insured)	2,165,000	2,348,982
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (c)	2,000,000	2,010,920
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured) (a)	1,310,000	1,471,772
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Lehigh County Gen. Purp. Auth. (St Luke's Hosp. Proj.) 5.25% 8/15/23 (a)	$ 1,500,000	$ 1,450,860
Meadville Gen. Oblig. Series B, 6% 10/1/05 (AMBAC Insured) (Escrowed to Maturity) (d)	2,035,000	2,145,297
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
5% 6/1/05 (AMBAC Insured)	3,535,000	3,773,436
6% 6/1/09 (AMBAC Insured) (a)	2,365,000	2,735,335
6% 6/1/16 (AMBAC Insured) (a)	1,000,000	1,161,470
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,439,046
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,139,100
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,204,863
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (MBIA Insured) (Escrowed to Maturity) (d)	1,000,000	796,980
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,726,239
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,462,422
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,847,047
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,278,790
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,100,020
6.375% 11/1/41 (c)	1,300,000	1,236,859
Pennsylvania Gen. Oblig.:
First Series:
5% 1/15/07	2,500,000	2,764,525
5% 6/1/19 (MBIA Insured)	7,275,000	7,762,280
5.25% 2/1/14	125,000	142,921
5.25% 2/1/18	1,250,000	1,372,338
6.125% 9/15/03	3,000,000	3,024,570
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,611,019
5% 8/1/17	2,450,000	2,626,376
5% 5/1/20 (FSA Insured)	1,175,000	1,252,033
5.75% 10/1/16 (MBIA Insured)	475,000	553,978
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	$ 1,000,000	$ 1,105,450
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,786,114
(Univ. of Pennsylvania Proj.):
Series A:
5.9% 9/1/15	1,200,000	1,300,860
6.5% 9/1/04	2,650,000	2,812,684
Series B:
6.5% 9/1/04	2,100,000	2,228,919
7% 9/1/05	2,000,000	2,231,640
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	1,000,000	1,099,010
6% 5/1/29	3,470,000	3,787,227
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,865,225
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,113,550
(UPMC Health Sys. Proj.) Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,130,630
5.25% 8/1/11 (FSA Insured)	1,000,000	1,119,380
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (c)	745,000	755,035
Series 53A, 5.4% 10/1/27 (c)	265,000	266,985
Series 54A, 5.375% 10/1/28 (c)	855,000	886,096
6.1% 10/1/13 (c)	4,980,000	5,098,673
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	1,000,000	1,170,160
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,095,190
5% 7/15/41 (AMBAC Insured)	4,500,000	4,670,685
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,222,500
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,136,557
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,434,070
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,437,360
14th Series A, 6.375% 7/1/26 (Pre-Refunded to 7/1/03 @ 102) (d)	4,600,000	4,692,000
Third Series:
5% 8/1/05 (FSA Insured)	1,000,000	1,072,600
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
Third Series:
5% 8/1/06 (FSA Insured)	$ 1,000,000	$ 1,101,070
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,785,713
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,089,390
5.5% 5/15/08	1,000,000	1,107,010
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.):
6.05% 7/1/04 (Escrowed to Maturity) (d)	2,500,000	2,625,900
6.15% 7/1/05 (Escrowed to Maturity) (d)	2,100,000	2,298,135
6.25% 7/1/06 (Escrowed to Maturity) (d)	2,600,000	2,953,756
Philadelphia Muni. Auth. Rev. (Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	761,980
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (FSA Insured)	365,000	425,656
Series 2002 A, 5.5% 2/1/26 (FSA Insured)	3,540,000	3,877,397
Series B, 5.375% 4/1/27 (AMBAC Insured)	4,000,000	4,289,880
Series C, 5.75% 3/1/29 (MBIA Insured)	5,000,000	5,650,450
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,605,117
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,361,770
Pittsburgh Gen. Oblig. 5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,171,873
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,369,567
0% 8/1/08 (AMBAC Insured)	2,000,000	1,745,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A:
4.75% 9/1/16 (FGIC Insured)	600,000	613,098
6.5% 9/1/13 (FGIC Insured)	10,000,000	12,454,796
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,765,184
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Series A, 6.5% 3/1/04 (FGIC Insured) (Escrowed to Maturity) (d)	85,000	88,158
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	890,836
5.375% 4/1/17 (FSA Insured)	830,000	928,023
5.375% 4/1/18 (FSA Insured)	875,000	977,646
State Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	565,995
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Tredyffrin-Easttown School District:
5% 2/15/19	$ 3,000,000	$ 3,184,140
5.5% 2/15/13	1,015,000	1,166,793
5.5% 2/15/16	2,140,000	2,427,873
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. (Bucknell Univ. Proj.) Series A, 5.25% 4/1/19	1,000,000	1,100,440
Upper Darby School District Series B, 5% 2/15/06 (AMBAC Insured)	1,000,000	1,088,390
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,107,725
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	2,700,000	2,729,700
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,373,550
0% 8/15/20 (FGIC Insured)	2,500,000	1,114,350
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/05 (MBIA Insured) (a)	1,785,000	1,885,192
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,289,086
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	5,000,000	5,459,750
		300,568,348
Puerto Rico - 1.6%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured)	1,500,000	1,762,920
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	452,024
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 2,000,000	$ 2,255,980
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	350,000	353,203
		4,824,127
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $286,601,955)	309,564,205
NET OTHER ASSETS - (0.7)%	(2,086,062)
NET ASSETS - 100%	$ 307,478,143
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	37.3%
Education	12.9
Transportation	11.9
Health Care	11.9
Water & Sewer	11.6
Escrowed/Pre-Refunded	7.3
Others* (individually less than 5%)	7.1
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $30,328,058 and $29,070,434, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $286,601,955) - See accompanying schedule		$ 309,564,205
Cash		3,334,432
Receivable for fund shares sold		119,745
Interest receivable		3,932,826
Other receivables		1,592
Total assets		316,952,800

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 8,787,467
Payable for fund shares redeemed	268,118
Distributions payable	270,951
Accrued management fee	98,264
Other payables and accrued expenses	49,857
Total liabilities		9,474,657

Net Assets		$ 307,478,143
Net Assets consist of:
Paid in capital		$ 283,503,516
Undistributed net investment income		53,816
Accumulated undistributed net realized gain (loss) on investments		958,561
Net unrealized appreciation (depreciation) on investments		22,962,250
Net Assets, for 27,305,286 shares outstanding		$ 307,478,143
Net Asset Value, offering price and redemption price per share ($307,478,143 ÷ 27,305,286 shares)		$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 7,080,050
Expenses
Management fee	$ 577,008
Transfer agent fees	110,865
Accounting fees and expenses	47,592
Non-interested trustees' compensation	746
Custodian fees and expenses	2,534
Registration fees	15,710
Audit	24,541
Legal	2,827
Miscellaneous	59
Total expenses before reductions	781,882
Expense reductions	(27,657)	754,225
Net investment income (loss)		6,325,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,676,861
Change in net unrealized appreciation (depreciation) on investment securities		3,648,875
Net gain (loss)		5,325,736
Net increase (decrease) in net assets resulting from operations		$ 11,651,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,325,825	$ 12,634,521
Net realized gain (loss)	1,676,861	1,063,790
Change in net unrealized appreciation (depreciation)	3,648,875	11,039,864
Net increase (decrease) in net assets resulting from operations	11,651,561	24,738,175
Distributions to shareholders from net investment income	(6,264,128)	(12,638,897)
Distributions to shareholders from net realized gain	(54,134)	(1,099,730)
Total distributions	(6,318,262)	(13,738,627)
Share transactions Net proceeds from sales of shares	18,838,362	50,598,095
Reinvestment of distributions	4,630,738	10,033,987
Cost of shares redeemed	(21,350,832)	(40,873,381)
Net increase (decrease) in net assets resulting from share transactions	2,118,268	19,758,701
Redemption fees	878	5,840
Total increase (decrease) in net assets	7,452,445	30,764,089

Net Assets
Beginning of period	300,025,698	269,261,609
End of period (including undistributed net investment income of $53,816 and undistributed net investment income of $65,166, respectively)	$ 307,478,143	$ 300,025,698
Other Information Shares
Sold	1,694,337	4,635,432
Issued in reinvestment of distributions	415,324	919,332
Redeemed	(1,918,351)	(3,759,129)
Net increase (decrease)	191,310	1,795,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.64	$ 10.64	$ 10.06	$ 10.83	$ 10.81
Income from Investment Operations
Net investment income (loss)	.233 D	.482 D	.494 D,F	.494D	.482	.483
Net realized and unrealized gain (loss)	.189	.471	.030F	.581	(.709)	.126
Total from investment operations	.422	.953	.524	1.075	(.227)	.609
Distributions from net investment income	(.230)	(.482)	(.493)	(.495)	(.482)	(.483)
Distributions from net realized gain	(.002)	(.041)	(.031)	-	(.042)	(.107)
Distributions in excess of net realized gain	-	-	-	-	(.020)	-
Total distributions	(.232)	(.523)	(.524)	(.495)	(.544)	(.590)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	.001	.001
Net asset value, end of period	$ 11.26	$ 11.07	$ 10.64	$ 10.64	$ 10.06	$ 10.83
Total ReturnB, C	3.85%	9.14%	4.97%	10.99%	(2.16)%	5.77%
Ratios to Average Net Assets E
Expenses before expense reductions	.52% A	.51%	.51%	.52%	.51%	.55%
Expenses net of voluntary waivers, if any	.52% A	.51%	.51%	.52%	.51%	.55%
Expenses net of all reductions	.50% A	.49%	.45%	.44%	.51%	.55%
Net investment income (loss)	4.21% A	4.42%	4.59%F	4.84%	4.58%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307,478	$ 300,026	$ 269,262	$ 243,369	$ 242,001	$ 269,484
Portfolio turnover rate	19% A	9%	22%	26%	28%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/03	% of fund's investments 12/31/02	% of fund's investments 6/30/02
0 - 30	78.8	75.5	87.2
31 - 90	9.6	3.2	2.5
91 - 180	3.4	6.0	3.4
181 - 397	8.2	15.3	6.9
Weighted Average Maturity
	6/30/03	12/31/02	6/30/02
Fidelity Pennsylvania Municipal Money Market Fund	43 Days	51 Days	36 Days
Pennsylvania Tax-Free Money Market Funds Average *	34 Days	35 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
Variable Rate Demand Notes (VRDNs) 69.0%	Variable Rate Demand Notes (VRDNs) 71.4%
Commercial Paper (including CP Mode) 6.2%	Commercial Paper (including CP Mode) 5.0%
Tender Bonds 10.8%	Tender Bonds 5.5%
Municipal Notes 2.4%	Municipal Notes 7.9%
Fidelity Municipal Cash Central Fund 3.9%	Fidelity Municipal Cash Central Fund 1.9%
Other Investments 6.1%	Other Investments 7.5%
Net Other Assets 1.6%	Net Other Assets 0.8%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value (Note 1)
Pennsylvania - 94.5%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 2,000,000	$ 2,000,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(South Hills Health Sys. Proj.):
Series 1998 B, 1.25%, tender 4/1/04, LOC PNC Bank NA, Pittsburgh (a)	3,250,000	3,250,000
Series 2000 A, 1.15%, tender 6/1/04, LOC PNC Bank NA, Pittsburgh (a)	4,000,000	4,000,000
(Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	2,800,000	2,830,477
(Saint Margaret Mem. Hosp. Proj.) Series 1992 A, 1.06%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)	5,495,000	5,495,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 1.2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,000,000	1,000,000
Allegheny County Indl. Dev. Auth. Rev.:
Participating VRDN Series Merlots A48, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,500,000	2,500,000
(Doren, Inc. Proj.) Series 1997 C, 1.14%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	1,900,000	1,900,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 1.1%, LOC Bank One NA, VRDN (a)	1,875,000	1,875,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.14%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	2,560,000	2,560,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.15%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(UPMC Health Sys. Proj.) Series 2002 C, 1.1%, LOC Comerica Bank, Detroit, VRDN (a)	1,880,000	1,880,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev.:
(Giorgi Mushroom Co. Proj.):
Series 2000 A, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Series C, 1.1%, LOC Wachovia Bank NA, VRDN (a)(d)	1,685,000	1,685,000
(Grafika Commercial Printing, Inc. Proj.) Series 1995, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	885,000	885,000
(KTB Real Estate Partnership Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,020,000	$ 1,020,000
(Pennsylvania Associates Proj.) Series 1993, 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	120,000	120,000
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,800,000	2,800,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.15%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	1,500,000	1,500,000
Central Bucks School District Series 2000 A, 1.05% (FGIC Insured), VRDN (a)	4,520,000	4,520,000
Cumberland County Indl. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	885,000	885,000
Delaware County Gen. Oblig. Bonds 0% 11/15/03	5,500,000	5,470,179
Erie County Indl. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 1.05%, LOC Suntrust Bank, VRDN (a)(d)	2,500,000	2,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev.:
(Conemaught Proj.) Series 1997 A, 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,115,000	4,115,000
(Exelon Generation Co. LLC Proj.) Series A, 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,700,000	3,700,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.08% (MBIA Insured), VRDN (a)	2,500,000	2,500,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.):
Series 1997, 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,895,000	2,895,000
Series 2002,1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	1,800,000	1,800,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gaudenzia Foundation, Inc. Prog.) 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,920,000	4,920,000
(H.P. Cadwallader, Inc. Proj.) Series 1995, 1.2%, LOC Wachovia Bank NA, VRDN (a)(d)	320,000	320,000
(RJI LP Proj.) Series 1992, 1.09%, LOC Nat'l. City Bank, VRDN (a)(d)	415,000	415,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.25% tender 7/9/03, CP mode (d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northampton County Indl. Dev. Auth. Rev.: - continued
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.1%, LOC Bank One NA, Chicago, VRDN (a)(d)	$ 2,350,000	$ 2,350,000
(Victoria Vogue Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	735,000	735,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,600,000	1,600,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.05% (AMBAC Insured), VRDN (a)	6,400,000	6,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 1.05%, VRDN (a)(d)	4,000,000	4,000,000
(Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.03%, LOC WestLB AG, VRDN (a)(d)	8,500,000	8,500,000
Series 2002 B, 1.15%, LOC WestLB AG, VRDN (a)(d)	5,700,000	5,700,000
Series A, 1.03%, LOC WestLB AG, VRDN (a)(d)	5,000,000	5,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
(Esschem, Inc. Proj.) Series 1991 D10, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,225,000	1,225,000
(Pappafava Proj. ) Series 1989 D7, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	50,000	50,000
(Respironics, Inc. Proj.) Series 1989 F, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	200,000	200,000
Series 1996 A2, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	900,000	900,000
Series 1996 A3, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 1996 A7, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	475,000	475,000
Series B3, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,000,000	2,000,000
Series B5, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Suntory Wtr. Group, Inc. Proj.) Series 1992 D, 1.15%, LOC Wachovia Bank NA, VRDN (a)(d)	4,900,000	4,900,000
Pennsylvania Gen. Oblig.:
Bonds:
Second Series, 4.5% 9/15/03	5,000,000	5,032,995
5.125% 9/15/03 (AMBAC Insured)	2,000,000	2,015,777
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 465, 1.04% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,995,000	$ 6,995,000
Series Putters 346, 0.98% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,615,000	5,615,000
Series ROC II R88, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,800,000	2,800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Bonds Series A, 2.35%, tender 7/7/03 (FSA Insured) (a)(d)	7,800,000	7,814,983
Series 1988 C, 1%, LOC Sallie Mae, VRDN (a)(d)	5,000,000	5,000,000
Series 2001 B, 1% (FSA Insured), VRDN (a)(d)	2,800,000	2,800,000
Series 2002 B, 1% (FSA Insured), VRDN (a)(d)	2,800,000	2,800,000
Series A1, 1.05% (AMBAC Insured), VRDN (a)(d)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Series 1994 B, 1.05%, LOC Bayerische Landesbank Girozentrale, LOC BNP Paribas SA, VRDN (a)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Robert Morris College Proj.) Series F2, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	5,800,000	5,800,000
(Mercyhurst College Proj.) Series 12, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,500,000	5,500,000
(Mount Aloysius College Proj.) Series L3, 1.05%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
(Waynesburg College Proj.) Series 1997, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,900,000	3,900,000
RAN (Lafayette College Proj.) 2.5% 11/25/03	3,940,000	3,957,996
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 930, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,995,000	5,995,000
Series PT 119B, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	995,000	995,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,490,000	2,490,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series PA 882, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,200,000	2,200,000
Series Putters 217, 1.03% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
Bonds Series 1998 104, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	$ 2,195,000	$ 2,195,000
Series 2002 D, 1% 7/3/03, LOC JPMorgan Chase Bank, CP	2,800,000	2,800,000
Philadelphia Gen. Oblig. Bonds Series MS 01 751, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.15%, tender 4/1/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	2,000,000	2,000,000
Pittsburgh School District Bonds Series B, 3% 9/1/03 (FGIC Insured)	1,940,000	1,945,045
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.1%, LOC Dexia Cr. Local de France, VRDN (a)(d)	11,800,000	11,800,001
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 1.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	300,000	300,000
Scranton-Lackawanna Health & Welfare Auth. Rev.:
Participating VRDN Series Merlots 02 A18, 1.08% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,370,000	3,370,000
1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,600,000	2,600,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 1.2% 5/4/04	2,800,000	2,800,000
Upper Dauphin Indl. Dev. Auth. Rev. (United Church Christ Homes Proj.) Series 2001, 1.08%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	2,500,000	2,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.07% tender 9/10/03, LOC Dexia Cr. Local de France, CP mode (d)	5,750,000	5,750,000
Series 1993, 1.07% tender 9/10/03, LOC Dexia Cr. Local de France, CP mode (d)	6,515,000	6,515,000
		266,412,453
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 3.9%
Fidelity Municipal Cash Central Fund, 1.07% (b)(c)	11,084,700	$ 11,084,700
TOTAL INVESTMENT PORTFOLIO - 98.4%		277,497,153
NET OTHER ASSETS - 1.6%		4,435,095
NET ASSETS - 100%		$ 281,932,248
Total Cost for Income Tax Purposes $ 277,497,153
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Philadelphia Gas Works Rev. Bonds Series 1998 104, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	5/7/03 - 6/26/03	$ 2,195,000
Philadelphia Gen. Oblig. Bonds Series MS 01 751, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.15%, tender 4/1/04 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,525,000 or 3.4% of net assets.

Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $2,000 all of which will expire on December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 277,497,153
Cash		13,578,768
Receivable for fund shares sold		1,607,584
Interest receivable		640,759
Other receivables		1,026
Total assets		293,325,290

Liabilities
Payable for investments purchased	$ 9,264,785
Payable for fund shares redeemed	1,961,182
Distributions payable	48,834
Accrued management fee	116,887
Other payables and accrued expenses	1,354
Total liabilities		11,393,042

Net Assets		$ 281,932,248
Net Assets consist of:
Paid in capital		$ 281,901,176
Accumulated net realized gain (loss) on investments		31,072
Net Assets, for 281,899,029 shares outstanding		$ 281,932,248
Net Asset Value, offering price and redemption price per share ($281,932,248 ÷ 281,899,029 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 1,771,655

Expenses
Management fee	$ 704,516
Non-interested trustees' compensation	602
Total expenses before reductions	705,118
Expense reductions	(12,298)	692,820
Net investment income		1,078,835
Net realized gain (loss) on investment securities		32,620
Net increase in net assets resulting from operations		$ 1,111,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,078,835	$ 2,794,694
Net realized gain (loss)	32,620	32,985
Net increase (decrease) in net assets resulting from operations	1,111,455	2,827,679
Distributions to shareholders from net investment income	(1,078,835)	(2,794,694)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	175,746,625	289,910,688
Reinvestment of distributions	1,012,345	2,725,088
Cost of shares redeemed	(173,181,584)	(255,051,367)
Net increase (decrease) in net assets and shares resulting from share transactions	3,577,386	37,584,409
Total increase (decrease) in net assets	3,610,006	37,617,394

Net Assets
Beginning of period	278,322,242	240,704,848
End of period	$ 281,932,248	$ 278,322,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.025	.037	.029	.031
Distributions from net investment income	(.004)	(.011)	(.025)	(.037)	(.029)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.37%	1.09%	2.50%	3.80%	2.91%	3.15%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.46%	.47%	.50%	.50%	.50%
Net investment income	.77% A	1.09%	2.45%	3.74%	2.87%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,932	$ 278,322	$ 240,705	$ 213,847	$ 201,291	$ 216,487

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, market discount and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 23,339,575	|
Unrealized depreciation	(345,673)
Net unrealized appreciation (depreciation)	$ 22,993,902
Cost for federal income tax purposes	$ 286,570,303

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 89,671

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 2,534	$ 25,123

In addition, through an arrangement with Fidelity Pennsylvania Municipal Money Market Fund's custodian and transfer agent, $12,298 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

Semiannual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Semiannual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-USAN-0803
1.787788.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 28, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 28, 2003